BANK BORROWINGS - Repayment Schedule (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
BANK BORROWINGS
Bank Borrowings	₺ 186,281	₺ 39,501
To be paid within 1 year
BANK BORROWINGS
Bank Borrowings	183,472	21,501
To be paid between 1-2 years
BANK BORROWINGS
Bank Borrowings	₺ 2,809	13,371
To be paid between 2-3 years
BANK BORROWINGS
Bank Borrowings		₺ 4,629